Income tax	12 Months Ended
Dec. 31, 2023
Income taxes paid (refund) [abstract]
Income tax	Income tax
Accounting policy
The Company and its subsidiaries are subject to income tax in their respective jurisdictions.
Deferred taxes are recognized on a full provision basis using the liability method for all temporary differences between the tax basis and carrying value of assets and liabilities in the financial statements.
The main source of deferred taxes relate to unused tax loss carryforwards. Deferred taxes are measured at the tax rates that are expected to apply to the period when the asset is expected to be realized or the liability is expected to be settled, based on tax rates and tax laws enacted or substantively enacted by the end of the reporting period. Deferred tax assets, which mainly arise as a result of tax loss carryforwards, are only recognized to the extent that it is probable that sufficient taxable income will be available in the future against which to offset the tax loss carryforwards or the temporary differences. Management uses its best judgment to determine such probability. Given the Company’s current stage of development and its short-term earnings outlook, the Company is unable to make sufficiently reliable forecasts of future earnings and accordingly, deferred tax assets have not been recognized and offset only to the extent of deferred tax liabilities in the same taxable entities.
Detail of income tax
As of December 31, 2023, in accordance with the applicable legislation, the Company has €367 million of tax losses in France with an indefinite carryforward period, in comparison with €331 million and €284 million of tax losses with an indefinite carryforward period in France as of December 31, 2022 and 2021, respectively.
The cumulative tax loss carryforwards for the U.S. entities totaled $0.2 million as of December 31, 2023, as compared to $3.1 million as of December 31, 2022 and $3.7 million as of December 31, 2021. The tax loss carryforwards that were generated before January 1, 2018 have an indefinite carryforward and may be applied to 100% of future taxable income; those generated after that date have an indefinite carryforward as well but may be applied to 80% of future taxable income. The tax loss carryforwards in the U.S. comply with the federal and each state’s Net Operating Loss (“NOL”) rules updated by the Tax Cuts and Jobs Act (“TCJA”) of 2017.

As per the Tax Cuts and Jobs Act, from January 1st, 2022, taxpayers are required to capitalize and amortize R&D expenditures that were paid or incurred in connection with their trade or business and amortize them over 5 years for U.S.-based R&D activities. Subsequently, Nano Corp applied the capitalization of R&D costs for U.S. tax purposes for fiscal years 2022 and 2023 and generated higher taxable income that was partly offset by available NOLs; the use of available NOLs explains the decrease of the cumulative tax loss carryforwards at the end of 2023 for the US entities.

The following table reconciles the Company’s theoretical tax expense to its effective tax expense:

	For the year ended December 31,
(in thousands of euros)	2023	2022	2021
Net loss	(39,700)	(57,041)	(47,003)
Effective tax expense	120	10	5
Recurring loss before tax	(39,580)	(57,030)	(46,999)
Theoretical tax rate (statutory rate in France)	25.00%	25.00%	26.50%
Theoretical tax (benefit) expense	(9,895)	(14,258)	(12,455)
Share-based payment	805	794	848
Other permanent differences	(660)	45	117
Other non-taxable items (CIR)	(985)	(1,023)	(660)
Unrecognized deferred tax on deductible differences and tax losses	10,854	14,452	12,154
Effective tax expense	120	10	5
Effective tax rate	(0.3)%	0.00%	0.00%
The cumulative net unrecognized deferred tax assets amounted to €95.0 million, in 2023, including €91.8 million linked to accumulated net operating loss carryforwards at the end of 2023, in comparison with €88.3 million in 2022, including €86.2 million related to net operating loss carryforwards at the end of 2021 and €74.7 million in 2021, including €74.2 million of 2021 net operating loss carryforwards.
The deferred tax rate of the Company is unchanged at 25.8% in 2023 as compared to 2022 and in 2021, based on enacted tax rate reductions in future years.